Acquisitions - Summary of Purchase Price Allocation (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Business Combination, Transactions [Line Items]
Goodwill	¥ 783,888	¥ 768,552	¥ 530,492
Measurement Period Adjustments [Member]
Business Combination, Transactions [Line Items]
Prepaid expenses and other current assets		(98)
Goodwill		(1,206)
Total assets		(1,304)
Accrued income and other taxes		(69)
Deferred income taxes		(1,235)
Total liabilities		(1,304)
Previously Reported [Member]
Business Combination, Transactions [Line Items]
Cash and cash equivalents		12,971
Notes and accounts receivable, trade and contract assets		32,287
Prepaid expenses and other current assets		10,220
Securities investments and other		1,476
Intangibles, net		420,534
Goodwill		237,271
Other		10,023
Total assets		724,782
Notes and accounts payable, trade		1,731
Accounts payable, other and accrued expenses		70,675
Accrued income and other taxes		3,082
Long-term debt		148,621
Accrued pension and severance costs		1,947
Deferred income taxes		94,849
Other		5,564
Total liabilities		326,469
Acquired Assets and Liabilities at Fair Value Final [Member]
Business Combination, Transactions [Line Items]
Cash and cash equivalents		12,971
Notes and accounts receivable, trade and contract assets		32,287
Prepaid expenses and other current assets		10,122
Securities investments and other		1,476
Intangibles, net		420,534
Goodwill		236,065
Other		10,023
Total assets		723,478
Notes and accounts payable, trade		1,731
Accounts payable, other and accrued expenses		70,675
Accrued income and other taxes		3,013
Long-term debt		148,621
Accrued pension and severance costs		1,947
Deferred income taxes		93,614
Other		5,564
Total liabilities		¥ 325,165
AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd
Business Combination, Transactions [Line Items]
Cash and cash equivalents	27,380
Marketable securities	530,851
Prepaid expenses and other current assets	21,933
Goodwill	3,609
Other	406
Total assets	599,508
Future insurance policy benefits and other	66,599
Policyholders' account in the life insurance business	495,248
Other	4,979
Total liabilities	¥ 566,826